Average Annual Total Returns	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified 1 year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified 5 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified 10 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A 1 year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A 5 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A 10 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class C 1 year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class C 5 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class C 10 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Institutional Class 1 year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Institutional Class 5 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Institutional Class 10 years	Prospectus #2 Delaware Strategic Income Fund Bloomberg US Aggregate Index 1 year	Prospectus #2 Delaware Strategic Income Fund Bloomberg US Aggregate Index 5 years	Prospectus #2 Delaware Strategic Income Fund Bloomberg US Aggregate Index 10 years	Prospectus #2 Delaware Strategic Income Fund Class A 1 year	Prospectus #2 Delaware Strategic Income Fund Class A 5 years	Prospectus #2 Delaware Strategic Income Fund Class A 10 years	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Strategic Income Fund Class C 1 year	Prospectus #2 Delaware Strategic Income Fund Class C 5 years	Prospectus #2 Delaware Strategic Income Fund Class C 10 years	Prospectus #2 Delaware Strategic Income Fund Class R 1 year	Prospectus #2 Delaware Strategic Income Fund Class R 5 years	Prospectus #2 Delaware Strategic Income Fund Class R 10 years	Prospectus #2 Delaware Strategic Income Fund Institutional Class 1 year	Prospectus #2 Delaware Strategic Income Fund Institutional Class 5 years	Prospectus #2 Delaware Strategic Income Fund Institutional Class 10 years
Total	(12.26%)	1.08%	2.81%	(14.84%)	(0.09%)	2.40%	(16.42%)	(1.80%)	0.66%	(8.79%)	(0.74%)	1.09%	(12.33%)	0.08%	2.31%	(10.60%)	1.06%	3.06%	(13.01%)	0.02%	1.06%	(14.58%)	0.21%	1.25%	(16.10%)	(1.36%)	(0.20%)	(8.62%)	(0.47%)	0.32%	(12.04%)	0.37%	0.95%	(10.82%)	0.86%	1.44%	(10.29%)	1.38%	1.96%